Leases - Schedule of Maturities of Operating Lease Liabilities (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Jan. 31, 2021
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Remainder of 2024	$ 395
2025	1,627	$ 1,580
2026	1,674	1,627
2027	1,729	1,674
2028	297	1,729
Total lease payments	5,722	6,907	$ 10,500
Less: Imputed interest	(535)	(776)
Present value of lease liabilities	$ 5,187	$ 6,131